UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21073

BRAGG CAPITAL TRUST

(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200

LOS ANGELES, CALIFORNIA 90025

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
J. RICHARD ATWOOD, PRESIDENT BRAGG CAPITAL TRUST 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025	MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code: (310) 473-0225

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1: Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report

Distributor:

UMB DISTRIBUTION SERVICES, LLC

235 West Galena Street
Milwaukee, Wisconsin 53212

November 30, 2021

FPA Queens Road Small Cap Value Fund

FPA QUEENS ROAD SMALL CAP VALUE FUND
LETTER TO SHAREHOLDERS

Dear Shareholders:

FPA Queens Road Small Cap Value Fund ("Fund") returned 1.10% in the first half of fiscal year 2022 (May 31, 2021 to November 30, 2021). This compares to a -3.31% return for the Russell 2000 Value Index in the same period. The Fund's top five performing positions contributed 6.32% to the Fund's return while the bottom five detracted 3.13%.1

Symbol	Name	Performance Contribution	Average Percent of Portfolio	GICS Sector
Top 5
SYNA-US	Synaptics Incorporated	4.13%	4.74%	Information Technology
SFBS-US	ServisFirst Bancshares Inc	0.70%	4.56%	Financials
FN-US	Fabrinet	0.63%	3.03%	Information Technology
ANAT-US	American National Group, Inc.	0.44%	1.92%	Financials
AEL-US	American Equity Investment Life Holding Company	0.41%	3.84%	Financials
Bottom 5
SWM-US	Schweitzer-Mauduit International, Inc.	-0.85%	2.74%	Materials
MTZ-US	MasTec, Inc.	-0.75%	3.06%	Industrials
IDCC-US	InterDigital, Inc.	-0.59%	3.44%	Information Technology
THS-US	TreeHouse Foods, Inc.	-0.48%	1.59%	Consumer Staples
SNX-US	TD SYNNEX Corporation	-0.5%	2.35%	Information Technology

We post more extensive shareholder letters about the Fund and our broader market views at mid-year and at year-end to our website.

Please see our website, fpa.com, for more detailed information about the Fund.

Respectfully,

Steve Scruggs
Portfolio Manager

December 23, 2021

1  Reflects the top five contributors and detractors to the Fund's performance based on contribution to return for the semi-annual period. Contribution is presented gross of investment management fees, transactions costs, and Fund operating expenses, which if included, would reduce the returns presented. Portfolio weights are shown as the average weight over the period. The information provided does not reflect all positions purchased, sold or recommended by FPA during the period. A copy of the methodology used and a list of every holding's contribution to the overall Fund's performance during the period is available by contacting FPA Client Service at crm@fpa.com. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities listed. GICS is Global Industry Classification Standard. Past performance is no guarantee, nor is it indicative, of future results.

FPA QUEENS ROAD SMALL CAP VALUE FUND
LETTER TO SHAREHOLDERS

(Continued)

Important Disclosures

This update is for informational and discussion purposes only and does not constitute, and should not be construed as, an offer or solicitation for the purchase or sale of any securities, products or services discussed, and neither does it provide investment advice. Any such offer or solicitation shall only be made pursuant to the respective FPA Queens Road Fund's ("QR Funds") Prospectus, which supersedes the information contained herein in its entirety. This Commentary does not constitute an investment management agreement or offering circular. The information contained herein is not complete, may change, and is subject to, and is qualified in its entirety by, the more complete disclosures, risk factors, and other information contained in the respective QR Fund's Prospectus and Statement of Additional Information.

The statements contained herein reflect the opinions and views of the portfolio managers as of the date written, is subject to change without notice, and may be forward-looking and/or based on current expectations, projections, and/or information currently available. Such information may not be accurate over the long-term. These views may differ from other portfolio managers and analysts of the firm as a whole and are not intended to be a forecast of future events, a guarantee of future results or investment advice.

Portfolio composition will change due to ongoing management of the QR Funds. References to individual securities or sectors are for informational purposes only and should not be construed as recommendations by the QR Funds, the portfolio manager, the Adviser, the Sub-Adviser or the distributor. It should not be assumed that future investments will be profitable or will equal the performance of the security or sector examples discussed. The portfolio holdings as of the most recent quarter-end may be obtained at www.fpa.com.

Future events or results may vary significantly from those expressed and are subject to change at any time in response to changing circumstances and industry developments. The information and data contained herein is as of the date shown and has been prepared from sources believed reliable, but the accuracy and completeness of the information cannot be guaranteed and is not a complete summary or statement of all available data.

Certain statements contained in this presentation may be forward-looking and/or based on current expectations, projections, and information currently available. Actual events or results may differ from materially those we anticipate, or the actual performance of any investments described herein may differ from those reflected or contemplated in such forward-looking statements, due to various risks and uncertainties. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. Such statements may or may not be accurate over the long-term.

The reader is advised that the QR Fund's investment strategies include active management with corresponding changes in allocations from one period of time to the next. Therefore, any data with respect to investment allocations as of a given date is of limited use and may not be reflective of the portfolio manager's more general views with respect to proper geographic, instrument and /or sector allocations. The data is presented for indicative purposes only and, as a result, may not be relied upon for any purposes whatsoever.

In making any investment decision, you must rely on your own examination of the QR Funds, including the risks involved in an investment. Investments mentioned herein may not be suitable for all recipients and in each case, potential investors are advised not to make any investment decision unless they have taken independent advice from an appropriately authorized advisor. An investment in any security mentioned herein does not guarantee a positive return as securities are subject to market risks, including the potential loss of principal. You should not construe the contents of this document as legal, tax, investment or other advice or recommendations.

FPA QUEENS ROAD SMALL CAP VALUE FUND
LETTER TO SHAREHOLDERS

(Continued)

QR Funds performance presented is calculated on a total return basis, which includes the reinvestment of all income, plus realized and unrealized gains/losses, if applicable. Unless otherwise indicated, performance results are presented on a net of fees basis and reflect the deduction of, among other things: management fees, brokerage commissions, operating and administrative expenses, and accrued performance fee/allocation, if applicable.

The information provided in this presentation is based upon data existing as of the date(s) of the report and has not been audited or reviewed. While we believe the information to be accurate, it is subject in all respects to adjustments that may be made after proper review and reconciliation.

Investments, including mutual fund investments, carry risks and investors may lose principal value. Capital markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Small and mid-cap stocks involve greater risks and they can fluctuate in price more than larger company stocks. Short-selling involves increased risks and transaction costs. You risk paying more for a security than you received from its sale. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

The FPA Queens Road Small Cap Value Fund primarily invests in equity securities (common stocks, preferred stocks and convertible securities) of small-capitalization U.S. companies, defined as those with market capitalization, at the time of purchase that is no greater than the largest market capitalization of any company included in the Russell 2000 Value Index. Investing in small companies involves special risks including, but not limited to, the following: smaller companies typically have more risk and their company stock prices are more volatile than that of large companies; their securities may be less liquid and may be thinly traded which makes it more difficult to dispose of them at prevailing market prices; these companies may be more adversely affected by poor economic or market conditions; they may have limited product lines, limited access to financial resources, and may be dependent on a limited management group; and small cap stocks may fluctuate independently of large cap stocks. All investment decisions are made at the discretion of the Portfolio Manager, in accordance with the then current Prospectus. Comparison to any index is for illustrative purposes only.

Value style investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio management team considers the true business value or because the portfolio management team has misjudged those values. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods.

Please refer to the respective QR Fund's Prospectus for a complete overview of the primary risks associated with each fund.

The FPA Funds are distributed by UMB Distribution Services, LLC, 235 W. Galena Street, Milwaukee, WI, 53212.

FPA QUEENS ROAD SMALL CAP VALUE FUND
LETTER TO SHAREHOLDERS

(Continued)

Index / Other Definitions

Comparison to any index is for illustrative purposes only and should not be relied upon as a fully accurate measure of comparison. The QR Funds will be less diversified than the indices noted herein and may hold non-index securities or securities that are not comparable to those contained in an index. Indices will hold positions that are not within the relevant QR Fund's investment strategy. Indices are unmanaged and do not reflect any commissions or other fees and expenses which would be incurred by an investor purchasing the underlying securities and would reduce performance for an investor. An investor cannot invest directly in an index

The Russell 2000 Value Index is a subset of the Russell 2000 Index, and tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.

The Global Industries Classification Standards, or GICS®, is a common global classification standard developed by S&P Dow Jones Indices and MSCI. The GICS structure consists of 11 Sectors, 24 Industry groups, 69 Industries and 158 sub-industries.

FPA QUEENS ROAD SMALL CAP VALUE FUND
PORTFOLIO SUMMARY

November 30, 2021 (Unaudited)

Common Stocks		84.7%
Semiconductor Devices	9.0%
Life Science Equipment	8.6%
Banks	7.9%
Apparel, Footwear & Accessory Design	7.3%
Information Technology Services	6.6%
P&C Insurance	5.7%
Industrials	5.6%
Oil & Gas Services & Equipment	4.2%
Communications Equipment	3.3%
Industrial Distribution & Rental	2.9%
Technology Distributors	2.8%
Cement & Aggregates	2.3%
Application Software	2.2%
Other Wholesalers	2.2%
Health Care Supply Chain	1.5%
Publishing & Broadcasting	1.5%
Flow Control Equipment	1.4%
Agricultural Machinery	1.2%
Packaged Food	1.1%
Basic & Diversified Chemicals	1.0%
Real Estate Services	1.0%
Financials	0.9%
Containers & Packaging	0.9%
Retailing	0.9%
Other Commercial Services	0.8%
Electrical Components	0.8%
Aircraft & Parts	0.6%
Metal Service Center & Other Wholesalers	0.5%
Insurance Brokers	0.0%
Preferred Stock	0.0%
Short-Term Investments		15.2%
Other Assets And Liabilities, Net		0.1%
Net Assets		100.0%

FPA QUEENS ROAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS

November 30, 2021
(Unaudited)

COMMON STOCKS	Shares	Fair Value
SEMICONDUCTOR DEVICES — 9.0%
Synaptics, Inc.(a)	127,911	$36,101,601
Vishay Intertechnology, Inc.	436,007	8,881,462
		$44,983,063
LIFE SCIENCE EQUIPMENT — 8.6%
American Equity Investment Life Holding Co.	593,598	$19,962,701
American National Group, Inc.	54,054	10,229,720
CNO Financial Group, Inc.	554,434	12,563,474
		$42,755,895
BANKS — 7.9%
Axos Financial, Inc.(a)	204,139	$11,556,309
Investors Bancorp, Inc.	260,790	3,883,163
ServisFirst Bancshares, Inc.	301,000	24,197,390
		$39,636,862
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 7.3%
Carter's, Inc.	58,772	$5,937,735
Deckers Outdoor Corp.(a)	27,860	11,294,444
G-III Apparel Group Ltd.(a)	291,416	8,637,570
PVH Corp.	98,166	10,482,166
		$36,351,915
INFORMATION TECHNOLOGY SERVICES — 6.6%
CSG Systems International, Inc.	179,166	$9,443,840
Fabrinet (Thailand)(a)	150,266	16,613,409
Science Applications International Corp.	82,975	6,960,773
		$33,018,022
P&C INSURANCE — 5.7%
Horace Mann Educators Corp.	403,993	$14,976,020
RLI Corp.	129,811	13,341,975
		$28,317,995
INDUSTRIALS — 5.6%
Astronics Corp.(a)	2,688	$28,116
CSW Industrials, Inc.	73,777	8,867,995
Kimball International, Inc. Class B	225,808	2,312,274
L B Foster Co. Class A(a)	112,678	1,707,072
MasTec, Inc.(a)	160,984	14,837,895
Powell Industries, Inc.	8,768	214,115
		$27,967,467

FPA QUEENS ROAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2021
(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
OIL & GAS SERVICES & EQUIPMENT — 4.2%
New Jersey Resources Corp.	272,460	$10,021,079
South Jersey Industries, Inc.	471,853	11,088,545
		$21,109,624
COMMUNICATIONS EQUIPMENT — 3.3%
InterDigital, Inc.	240,918	$16,360,741
INDUSTRIAL DISTRIBUTION & RENTAL — 2.9%
MSC Industrial Direct Co., Inc. Class A	152,439	$11,996,949
VSE Corp.	47,401	2,594,731
		$14,591,680
TECHNOLOGY DISTRIBUTORS — 2.8%
Arrow Electronics, Inc.(a)	31,199	$3,795,358
SYNNEX Corp.	99,924	10,338,137
		$14,133,495
CEMENT & AGGREGATES — 2.3%
Oshkosh Corp.	105,689	$11,372,138
APPLICATION SOFTWARE — 2.2%
Concentrix Corp.	65,895	$10,938,570
OTHER WHOLESALERS — 2.2%
Schweitzer-Mauduit International, Inc.	376,582	$10,807,903
HEALTH CARE SUPPLY CHAIN — 1.5%
Owens & Minor, Inc.	193,165	$7,726,600
PUBLISHING & BROADCASTING — 1.5%
Scholastic Corp.	194,109	$7,306,263
FLOW CONTROL EQUIPMENT — 1.4%
Graco, Inc.	94,946	$6,920,614

FPA QUEENS ROAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2021
(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
AGRICULTURAL MACHINERY — 1.2%
AGCO Corporation	12,587	$1,387,213
Darling Ingredients, Inc.(a)	65,838	4,445,382
		$5,832,595
PACKAGED FOOD — 1.1%
TreeHouse Foods, Inc.(a)	151,886	$5,574,216
BASIC & DIVERSIFIED CHEMICALS — 1.0%
Livent Corp.(a)	169,440	$5,132,338
REAL ESTATE SERVICES — 1.0%
Equity Commonwealth(a)	196,306	$4,995,988
FINANCIALS — 0.9%
MGIC Investment Corp.	300,000	$4,230,000
Safety Insurance Group, Inc.	4,905	379,009
		$4,609,009
CONTAINERS & PACKAGING — 0.9%
Graphic Packaging Holding Co.	231,077	$4,561,460
RETAILING — 0.9%
Sprouts Farmers Market, Inc.(a)	162,980	$4,312,451
OTHER COMMERCIAL SERVICES — 0.8%
UniFirst Corp.	20,452	$3,919,626
ELECTRICAL COMPONENTS — 0.8%
Chase Corp.	14,303	$1,410,133
Littelfuse, Inc.	8,195	2,446,043
		$3,856,176
AIRCRAFT & PARTS — 0.6%
Ducommun, Inc.(a)	73,372	$3,119,044
METAL SERVICE CENTER & OTHER WHOLESALERS — 0.5%
Colfax Corp.(a)	50,923	$2,364,864

FPA QUEENS ROAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2021
(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
INSURANCE BROKERS — 0.0%
Crawford & Co. Class B	16,979	$125,814
TOTAL COMMON STOCKS — 84.7% (Cost $275,464,230)		$422,702,428
PREFERRED STOCK — 0.0%
INDUSTRIALS — 0.0%
WESCO International, Inc. (Cost $161,252)	6,085	$184,436
TOTAL INVESTMENT SECURITIES — 84.7% (Cost $275,625,482)		$422,886,864
SHORT-TERM INVESTMENTS — 15.2%
State Street Institutional Treasury Plus Money Market Fund, 0.01%(b)	75,981,064	$75,981,064
TOTAL SHORT-TERM INVESTMENTS (Cost $75,981,064)		$75,981,064
TOTAL INVESTMENTS — 99.9% (Cost $351,606,546)		$498,867,928
Other Assets and Liabilities, net — 0.1%		382,308
NET ASSETS — 100.0%		$499,250,236

(a)  Non-income producing security.

(b)  Represents the 7-day effective yield as of November 30, 2021.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2021
(Unaudited)

ASSETS
Investment securities — at fair value (identified cost $275,625,482)	$422,886,864
Short-term investments — at amortized cost (maturities 60 days or less)	75,981,064
Receivable for:
Dividends and interest	757,159
Capital Stock sold	166,973
Prepaid expenses and other assets	222
Total assets	499,792,282
LIABILITIES
Payable for:
Advisory fees	271,610
Capital Stock repurchased	86,624
Accrued expenses and other liabilities	183,812
Total liabilities	542,046
NET ASSETS	$499,250,236
SUMMARY OF SHAREHOLDERS' EQUITY
Capital Stock — par value $0.001 per share; unlimited authorized shares; 13,885,809 outstanding shares	$13,886
Additional Paid-in Capital	339,168,923
Distributable earnings	160,067,427
NET ASSETS	$499,250,236
Advisor Class:
Net Assets	$43,283,325
Shares outstanding, par value $0.001 per share; unlimited authorized shares	1,203,803
Offering and redemption price per share	$35.96
Institutional Class:
Net Assets	$368,320,826
Shares outstanding, par value $0.001 per share; unlimited authorized shares	10,241,558
Offering and redemption price per share	$35.96
Investor Class:
Net Assets	$87,646,085
Shares outstanding, par value $0.001 per share; unlimited authorized shares	2,440,448
Offering and redemption price per share	$35.91

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2021
(Unaudited)

INVESTMENT INCOME
Dividends	$3,134,800
Interest	4,403
Total investment income	3,139,203
EXPENSES
Advisory fees	1,644,562
Shareholder Servicing fees:
Advisor Class	421
Institutional Class	70,727
Investor Class	176,915
Filing fees	66,928
Trustee fees and expenses	56,955
Custodian fees	51,627
Legal fees	50,137
Administrative services fees	32,779
Transfer agent fees and expenses	29,656
Reports to shareholders	13,850
Audit and tax services fees	9,781
Other professional fees	6,596
Other	5,049
Total expenses	2,215,983
Reimbursement from Adviser	(33,448)
Net expenses	2,182,535
Net investment income	956,668
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	1,808,391
Net change in unrealized appreciation (depreciation) of:
Investments	3,325,643
Net realized and unrealized gain	5,134,034
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,090,702

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$956,668	$474,777
Net realized gain	1,808,391	12,945,691
Net change in unrealized appreciation (depreciation)	3,325,643	114,541,567
Net increase in net assets resulting from operations	6,090,702	127,962,035
Distributions to shareholders — Advisor Class	—	(93	)(a)
Distributions to shareholders — Institutional Class	—	(272	)(a)
Distributions to shareholders — Investor Class	—	(660,742)
Total distributions to shareholders	—	(661,107)
Capital Stock transactions:(b)
Proceeds from Capital Stock sold	139,760,544	342,773,053
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	444,498
Cost of Capital Stock repurchased	(143,187,524)	(100,969,032)
Net increase (decrease) from Capital Stock transactions	(3,426,980)	242,248,519
Total change in net assets	2,663,722	369,549,447
NET ASSETS
Beginning of period	496,586,514	127,037,067
End of period	$499,250,236	$496,586,514

(a)  The Advisor Class and Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.

(b)  See Note 7, Capital Stock, in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2021 (Unaudited)		Period Ended May 31, 2021(a)
Advisor Class
Per share operating performance:
Net asset vaue at beginning of period	$35.52		$28.16
Income from investment operations:
Net investment income (loss)(b)	(0.02)		0.02
Net realized and unrealized gain on investment securities	0.46		7.44
Total from investment operations	0.44		7.46
Less distributions:
Dividends from net investment income	—		(0.09)
Distributions from net realized capital gains	—		(0.01)
Total distributions	—		(0.10)
Net asset value at end of period	$35.96		$35.52
Total investment return	1.24	%(c)	26.58%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$43,283		$724
Ratio of expenses to average net assets:
Before reimbursement from Adviser	0.78	%(d)	0.90	%(d)
After reimbursement from Adviser	0.78	%(d)	0.90	%(d)
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	(0.11	)%(d)	0.10	%(d)
After reimbursement from Adviser	(0.11	)%(d)	0.10	%(d)
Portfolio turnover rate	1%		15%

(a)  The Advisor Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.

(b)  Per share amount is based on average shares outstanding.

(c)  Total return is calculated using the traded net asset value which may differ from the reported net asset value.

(d)  Annualized

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2021 (Unaudited)		Period Ended May 31, 2021(a)
Institutional Class
Per share operating performance:
Net asset value at beginning of period	$35.52		$28.16
Income from investment operations:
Net investment income (loss)(b)	(0.00	)(c)	0.02
Net realized and unrealized gain on investment securities	0.44		7.44
Total from investment operations	0.44		7.46
Less distributions:
Dividends from net investment income	—		(0.09)
Distributions from net realized capital gains	—		(0.01)
Total distributions	—		(0.10)
Net asset value at end of period	$35.96		$35.52
Total investment return	1.24%		26.59%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$368,321		$301,941
Ratio of expenses to average net assets:
Before reimbursement from Adviser	0.83	%(d)	0.91	%(d)
After reimbursement from Adviser	0.83	%(d)	0.89	%(d)
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	(0.02	)%(d)	0.08	%(d)
After reimbursement from Adviser	(0.02	)%(d)	0.10	%(d)
Portfolio turnover rate	1%		15%

(a)  The Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.

(b)  Per share amount is based on average shares outstanding.

(c)  Amount is less than $0.005 per share.

(d)  Annualized.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021		2020(a)	2019(a)	2018(a)	2017(a)
Investor Class
Per share operating performance:
Net asset value at beginning of period	$35.52		$23.22		$23.61	$27.32	$25.93	$25.26
Income from investment operations:
Net Investment Income (loss)(b)	0.31		0.06		0.03	0.05	0.02	(0.00	)(c)
Net realized and unrealized gain (loss) on investment securities	0.08		12.34		0.55	(1.28)	1.94	2.01
Total from investment operations	0.39		12.40		0.58	(1.23)	1.96	2.01
Less distributions:
Dividends from net investment income	—		(0.09)		(0.01)	(0.03)	—	—
Distributions from net realized capital gains	—		(0.01)		(0.96)	(2.45)	(0.57)	(1.34)
Total distributions	—		(0.10)		(0.97)	(2.48)	(0.57)	(1.34)
Net asset value at end of period	$35.91		$35.52		$23.22	$23.61	$27.32	$25.93
Total investment return	1.10%		53.51%		1.89%	(4.26)%	7.55%	7.87%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$87,646		$193,922		$127,037	$118,454	$133,630	$140,683
Ratio of expenses to average net assets:
Before reimbursement from Adviser	1.10	%(d)	1.11%		1.18%	1.18%	1.22%	1.24%
After reimbursement from Adviser	1.04	%(d)	1.09	%(e)	1.18%	1.18%	1.22%	1.24%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	1.71	%(d)	0.22%		0.10%	0.20%	0.08%	(0.02)%
After reimbursement from Adviser	1.77	%(d)	0.20%		0.10%	0.20%	0.08%	(0.02)%
Portfolio turnover rate	1%		15%		24%	27%	6%	27%

(a)  Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.

(b)  Per share amount is based on average shares outstanding.

(c)  Amount is less than $0.005 per share.

(d)  Annualized

(e)  Effective November 1, 2020, the Adviser has contractually agreed to limit the annual fund operating expenses to 1.04%. Prior to November 1, 2020, the Fund had a unitized fee structure that limited annual operating expenses to 1.18%.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 2021
(Unaudited)

NOTE 1 — Significant Accounting Policies

The FPA Queens Road Small Cap Value Fund (the "Fund"), is a diversified managed portfolio of Bragg Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management company. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks which are believed by First Pacific Advisors, L.P. (the "Adviser") and Bragg Financial Advisors, Inc. (the "Sub-Adviser") to be undervalued and have good prospects for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalization. The Fund currently defines a small market capitalization company as one whose market capitalization, at the time of purchase, is no greater than the largest market capitalization of any company included in the Russell 2000 Value Index. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  Security Valuation

The Fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America, ("U.S. GAAP"). The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.  Securities Transactions and Related Investment Income

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Market discounts and premiums on fixed income securities are amortized over the expected life of the securities using effective interest rate method. Realized gains or losses are based on the specific identification method. The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statement of operations.

C.  Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

D.  Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Fund has adopted the standard for the current fiscal year and the changes are incorporated into the financial statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

NOTE 2 — Risk Considerations

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Market Risk: Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Common Stocks and Other Securities: The prices of common stocks and other securities held by the Fund may decline in response to certain events taking place around the world, including; those directly involving companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. In addition, the emphasis on a value-oriented investment approach by the Sub-Adviser generally results in the Fund's portfolio being invested primarily in medium or smaller sized companies. Smaller companies may be subject to a greater degree of change in earnings and business prospects than larger, more established companies, and smaller companies are often more reliant on key products or personnel than larger companies. Also, securities of smaller companies are traded in lower volumes than those issued by larger companies and may be more volatile than those of larger companies. The Fund's foreign investments are subject to additional risks such as, foreign markets could go down or prices of the Fund's foreign investments could go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can also make foreign securities less liquid, more volatile and harder to value than U.S. securities. In light of these characteristics of smaller companies and their securities, the Fund may be subjected to greater risk than that assumed when investing in the equity securities of larger companies.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19. The global outbreak of COVID-19 in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. Similar consequences could arise as a result of the spread of other infectious diseases. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

NOTE 3 — Purchases and Sales of Investment Securities

Cost of purchases of investment securities (excluding short-term investments) aggregated $9,841,100 for the period ended November 30, 2021. The proceeds and cost of securities sold resulting in net realized gains of $1,808,391 aggregated $5,881,632 and $4,073,241, respectively, for the period ended November 30, 2021.

NOTE 4 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

The cost of investment securities held at November 30, 2021 was $275,816,490 for federal income tax purposes. Gross unrealized appreciation and depreciation for all investment at November 30, 2021, for federal income tax purposes was $152,604,914 and $5,534,540, respectively resulting in net unrealized appreciation of

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

$147,070,374. As of and during the period ended November 30, 2021, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

NOTE 5 — Advisory Fees and Other Affiliated Transactions

Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Fund, investment advisory services are provided to the Fund by the Adviser. Effective November 1, 2020, under terms of the Advisory Agreement, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.75% of the Fund's first $50,000,000 of average daily net assets, and 0.65% of the Fund's average daily net assets over $50,000,000. The amount due (from)/ to the Adviser at November 30, 2021, in the form of Accrued Advisory Fees, was $271,610.

Prior to November 1, 2020, the Fund retained the Sub-Adviser as their investment adviser. Under the terms of the management agreement, the Sub-Adviser provided investment management and administrative services to the Fund. For its services as investment adviser prior to November 1, 2020, the Fund paid Operating Fees, computed daily and paid monthly at the annual rate of 1.18% of the Fund's first $250,000,000 of average daily net assets, 1.18% of the Fund's next $250,000,000 of average daily net assets, and 1.15% of the Fund's average daily net assets over $500,000,000, respectively. From these Operating Fees and its own resources, the Sub-Adviser was contractually obligated to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Fund. However, the agreement did not require the Sub-Adviser to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund. The Fund had no Operating Fees for the period ended November 30, 2021.

Pursuant to a written contract (the "Expense Limitation Agreement"), effective November 1, 2020, the Adviser has agreed to reimburse the Fund for operating expenses in excess of 0.99%, 0.89% and 1.04% of average net assets for the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses, not incurred in the Fund's ordinary course of business, through October 31, 2023.

In consideration of the Adviser's agreement to limit each Fund's expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund's ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture.

For the period ended November 30, 2021, the Adviser voluntarily waived/reimbursed Shareholding Servicing Fees in the amount of $33,448 for the Investor Class of the Fund. This voluntary waiver of Shareholder Servicing Fees is not subject to future recapture.

Sub-Advisory Agreement — Effective November 1, 2020, the Adviser and the Trust engaged the Sub-Adviser. For its services, the Sub-Adviser receives a sub-advisory fee from the Adviser. The Sub-Adviser served as the investment adviser to the Fund until November 1, 2020.

For the period ended November 30, 2021, the Fund paid aggregate fees and expenses of $56,955 for the Fund, to all Trustees who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser.

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

NOTE 6 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities' value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund's Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund's determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of November 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Semiconductor Devices	$44,983,063	—	—	$44,983,063
Life Science Equipment	42,755,895	—	—	42,755,895
Banks	39,636,862	—	—	39,636,862
Apparel, Footwear & Accessory Design	36,351,915	—	—	36,351,915
Information Technology Services	33,018,022	—	—	33,018,022
P&C Insurance	28,317,995	—	—	28,317,995
Industrials	27,967,467	—	—	27,967,467
Oil & Gas Services & Equipment	21,109,624	—	—	21,109,624
Communications Equipment	16,360,741	—	—	16,360,741
Industrial Distribution & Rental	14,591,680	—	—	14,591,680
Technology Distributors	14,133,495	—	—	14,133,495

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Cement & Aggregates	$11,372,138	—	—	$11,372,138
Application Software	10,938,570	—	—	10,938,570
Other Wholesalers	10,807,903	—	—	10,807,903
Health Care Supply Chain	7,726,600	—	—	7,726,600
Publishing & Broadcasting	7,306,263	—	—	7,306,263
Flow Control Equipment	6,920,614	—	—	6,920,614
Agricultural Machinery	5,832,595	—	—	5,832,595
Packaged Food	5,574,216	—	—	5,574,216
Basic & Diversified Chemicals	5,132,338	—	—	5,132,338
Real Estate Services	4,995,988	—	—	4,995,988
Financials	4,609,009	—	—	4,609,009
Containers & Packaging	4,561,460	—	—	4,561,460
Retailing	4,312,451	—	—	4,312,451
Other Commercial Services	3,919,626	—	—	3,919,626
Electrical Components	3,856,176	—	—	3,856,176
Aircraft & Parts	3,119,044	—	—	3,119,044
Metal Service Center & Other Wholesalers	2,364,864	—	—	2,364,864
Insurance Brokers	125,814	—	—	125,814
Preferred Stock
Industrials	184,436	—	—	184,436
Short-Term Investments	—	$75,981,064	—	75,981,064
	$422,886,864	$75,981,064	—	$498,867,928

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended November 30, 2021.

The Fund did not hold derivatives as of November 30, 2021.

NOTE 7 — Capital Stock

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares		Amount
Capital Stock sold
Advisor Class	1,294,974	$45,990,065	21,443	(a)	$732,456	(a)
Institutional Class	2,163,788	77,557,184	8,838,853	(a)(b)	258,878,817	(a)(b)
Investor Class	460,355	16,213,295	2,807,550		83,161,780

FPA QUEENS ROAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares		Amount
Issued to shareholders upon reinvestment of dividends and distributions
Advisor Class	—	—	3	(a)	$93	(a)
Institutional Class	—	—	9	(a)	272	(a)
Investor Class	—	—	15,010		444,133
Capital Stock repurchased
Advisor Class	(111,537)	$(4,077,082)	(1,080	)(a)	(37,889	)(a)
Institutional Class	(422,436)	(15,109,170)	(338,656	)(a)	(11,616,122	)(a)
Investor Class	(3,480,092)	(124,001,272)	(2,832,937)		(89,315,021)
Change in Capital Stock outstanding	(94,948)	$(3,426,980)	8,510,195		$242,248,519

(a)  The Advisor Class and Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.

(b)  Includes $213,011,178 of paid-in-capital received from a transfer of an affiliated equity fund effective as of the close of business on January 29, 2021. The total value received of $213,011,178 from this non-taxable event represented $198,375,281 in securities cost, $14,795,613 in net unrealized appreciation, and $159,716 in liabilities less other assets in exchange for 6,977,887 Institutional Class shares at the time of the transfer.

FPA QUEENS ROAD SMALL CAP VALUE FUND
SHAREHOLDER EXPENSE EXAMPLE

November 30, 2021 (Unaudited)

Fund Expenses

Mutual fund shareholders generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds' transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Advisor Class
Beginning Account Value May 31, 2021	$1,000.00	$1,000.00
Ending Account Value November 30, 2021	$1,012.40	$1,021.16
Expenses Paid During Period(a)	$3.93	$3.95
Institutional Class
Beginning Account Value May 31, 2021	$1,000.00	$1,000.00
Ending Account Value November 30, 2021	$1,012.40	$1,020.91
Expenses Paid During Period(b)	$4.19	$4.20

FPA QUEENS ROAD SMALL CAP VALUE FUND
SHAREHOLDER EXPENSE EXAMPLE (Continued)

November 30, 2021 (Unaudited)

	Actual Performance	Hypothetical Performance (5% return before expenses)
Investor Class
Beginning Account Value May 31, 2021	$1,000.00	$1,000.00
Ending Account Value November 30, 2021	$1,011.00	$1,019.80
Expenses Paid During Period(c)	$5.29	$5.32

(a)  Expenses are equal to the class's annualized expense ratio of 0.78%, multiplied by the average account value over the period and prorated for the six-months ended November 30, 2021 (183/365 days).

(b)  Expenses are equal to the class's annualized expense ratio of 0.83%, multiplied by the average account value over the period and prorated for the six-months ended November 30, 2021 (183/365 days).

(c)  Expenses are equal to the class's annualized expense ratio of 1.04%, multiplied by the average account value over the period and prorated for the six-months ended November 30, 2021 (183/365 days).

FPA QUEENS ROAD SMALL CAP VALUE FUND
PRIVACY POLICY

The following is the privacy notice of the mutual funds managed by First Pacific Advisors, LP ("FPA", and the mutual funds, the "FPA Funds"). A complete list of funds is provided below.

The FPA Funds take privacy seriously and consider privacy to be a fundamental aspect of its relationships with its former, prospective, and current investors. The FPA Funds are committed to maintaining the confidentiality, integrity and security of its former, current, and prospective investors' non-public personal information and other personal information. This privacy policy describes our privacy practices surrounding the collection and sharing of non-public personal information of current, former, and prospective investors.

Sources and Collection of Non-Public Personal Information

While providing investors and/or prospective investors (collectively, "investors") with products and services, the FPA Funds, and certain service providers, such as the FPA Fund's Transfer Agents and/or Administrators, may obtain non-public personal information about such investors, which may come directly from the investor or their intermediaries from sources such as: (i) account applications, subscription agreements and other forms, (ii) written, electronic or verbal correspondence, (iii) investor transactions, (iv) an investor's brokerage or financial advisory firm, financial advisor or consultant, and/or (v) from information captured on applicable websites, including information you may voluntarily provide when you subscribe to receive FPA's quarterly updates or request us to mail you information about the FPA Funds. In addition, the FPA Funds may collect additional non-public personal information from different sources, such as: (i) affiliates or their service providers; (ii) public websites or other publicly available sources such as government records; and/or (iii) from credit reporting agencies, sanctions screening databases, or from sources designed to detect and prevent fraud.

The non-public personal information collected about an investor may include: (i) identifiers and similar information such as the investor's name, address, tax identification number, birth date, driver's license number, and potentially email address and phone number (if provided); (ii) commercial information like an investment selection, beneficiary information, or transaction and account history with the FPA Funds; (iii) internet or other electronic network activity like interactions with the FPA website; and (iv) professional or employment-related information like an investor's occupation and job title.

Purpose for Collecting Non-Public Personal Information

We may collect or use all or a few of these categories of non-public personal information listed above for the following business or commercial purposes: (i) performing services on behalf of FPA or the FPA Funds, including, for example, maintaining or servicing accounts, providing customer service, processing transactions, verifying information, processing payments, or providing similar services; (ii) performing our contractual obligations, including providing updates on FPA Funds performance and other operational matters; (iii) detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, including, preventing fraud and conducting "Know Your Client," anti-money laundering, terrorist financing, and conflict checks; or (iv) enabling or effecting commercial transactions, including, using bank account details to remit funds and process distributions.

Disclosure of Non-Public Personal Information

The FPA Funds do not disclose any non-public personal information provided by investors or gathered by the FPA Funds to third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the FPA Funds. Non-affiliated companies may from time to time be used to provide certain services, such as maintaining investor accounts, preparing and mailing prospectuses, reports, account statements and other information, conducting Know Your Client reviews, performing checks

FPA QUEENS ROAD SMALL CAP VALUE FUND
PRIVACY POLICY

(Continued)

against sanctions lists, and gathering shareholder proxies. In many instances, the investor will be a client of a third party, but the FPA Funds may also provide an investor's non-public personal information and account information to the investor's respective custodian, brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The FPA Funds reserve the right to report or disclose non-public personal information or account information to third parties in circumstances where the FPA Funds believe in good faith that disclosure is required or permitted under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by the FPA Funds in which an investor has invested. In addition, the FPA Funds may disclose information about an investor or an investor's accounts to a third party at the investor's request or direction or with the consent of the investor.

Rights to Limited Sharing

Federal law gives you the right to limit some but not all sharing of your nonpublic personal information. We do not: (i) share non-public personal information with non-affiliates to market to you; (ii) engage in joint marketing with non-affiliates; (iii) share non-public personal information with affiliates to market to you; or (iv) share non-public personal information about your creditworthiness with affiliates.

Procedures to Safeguard Private Information

The FPA Funds will take reasonable steps and use security measures appropriate to the nature of the information and that comply with applicable laws to protect investors' non-public personal information against unauthorized access and exfiltration, acquisition, theft, or disclosure. In addition to this policy, the FPA Funds have implemented internal procedures that are designed to help guard investors' personal data. Given the nature of information security, there is no guarantee that such safeguards will always be successful.

Changes to the Privacy Policy

From time to time, the FPA Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy will be updated.

FPA Funds

FPA Crescent Fund, FPA New Income, Inc., FPA Flexible Fixed Income Fund, FPA U.S. Core Equity Fund, Inc., FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, Source Capital, Inc.

Contact Us

Questions, comments, and requests regarding this privacy policy are welcomed and should be addressed to dataprotection@fpa.com.

Revised: January 2022

FPA QUEENS ROAD SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION

(Unaudited)

Sandra Brown, Mark L. Lipson, Alfred E. Osborne, Jr., A. Robert Pisano, and Patrick B. Purcell are all Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (collectively, the "Independent Trustees"). Trustees serve until their resignation, removal or retirement. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (800) 982-4372.

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Trustee of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Sandra Brown, 1955	Trustee	2020	Consultant (since 2009). Formerly, CEO and President of Transamerica Financial Advisers, Inc. (1999-2009); President, Transamerica Securities Sales Corp. (1998-2009); Vice President, Bank of America Mutual Fund Administration (1990-1998). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2016). Trustee of Bragg Capital Trust (since 2020).	7	None
Mark L. Lipson, 1949	Trustee & Chairman	2020	Registered Investment Adviser, ML2 Advisors, LLC (since 2014). Formerly Managing Director, Bessemer Trust (2007-2014) and US Trust (2003-2006); Chairman and CEO of the Northstar Mutual Funds (1993-2001); and President and CEO of the National Mutual Funds (1988-1993). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2015). Trustee of Bragg Capital Trust (since 2020).	7	None
Alfred E. Osborne, Jr., 1944	Trustee	2020	Senior Associate Dean, (since July 2003), Interim Dean (July 2018-June 2019), Professor and Faculty Director, Price Center for Entrepreneurship and Innovation at the John E. Anderson School of Management at UCLA. Dr. Osborne has been at UCLA since 1972. Director/Trustee of FPA New Income, Inc. (since 1999), of FPA Funds Trust (since 2002), FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2013). Trustee of Bragg Capital Trust (since 2020).	7	Kaiser Aluminum, Wedbush Capital, and Waverley Capital Acquisition Corporation

FPA QUEENS ROAD SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION (Continued)

(Unaudited)

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Trustee of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
A. Robert Pisano, 1943	Trustee	2020	Consultant (since 2012). Formerly, President and Chief Operating Officer of The Motion Picture Association of America, Inc. (October 2005-2011). Formerly, National Executive Director and Chief Executive Officer of The Screen Actors Guild (2001-2005). Director/Trustee of FPA U.S. Core Equity Fund, Inc. (since 2012), and of FPA Funds Trust, FPA New Income, Inc. and Source Capital, Inc. (since 2013). Trustee of Bragg Capital Trust (since 2020).	7	Resources Global Professionals
Patrick B. Purcell, 1943	Trustee	2020	Retired (since 2000). Formerly, Consultant to Paramount Pictures 1998-2000; Executive Vice President, Chief Financial and Administrative Officer of Paramount Pictures (1983-1998). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., Source Capital, Inc., and FPA U.S. Core Equity Fund, Inc. (since 2012), and Trustee of Bragg Capital Trust (since 2020).	7	None
"Interested" Trustee(2)
J. Richard Atwood, 1960	Trustee	2020	Director and President of FPA GP, Inc., the General Partner of the Adviser (since 2018). Director/Trustee and President of each FPA Fund. Formerly, Managing Partner of the Adviser (2006-2018).	7	None

(1)  The address of each Trustee is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.

(2)  "Interested person" within the meaning of the 1940 Act by virtue of their affiliation with the Fund's Adviser.

FPA QUEENS ROAD SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION (Continued)

(Unaudited)

Officers of the Fund. Officers of the Fund are elected annually by the Board.

Name, Address(1) and Year of Birth	Position with Fund	Year First Elected as Officer of the Fund	Principal Occupation(s) During the Past Five Years
J. Richard Atwood, 1960	President	2020

Director and President of FPA GP, Inc., the General Partner of the Adviser (since 2018). Director/Trustee of each FPA Fund. President of each FPA Fund. Formerly, Managing Partner of the Adviser (2006-2018).

Karen E. Richards, 1969	Chief Compliance Officer	2020

Chief Compliance Officer of the Adviser (since 2018); and Chief Compliance Officer of each FPA Fund (since 2019, except Bragg Capital Trust since 2020). Formerly, Deputy Chief Compliance Officer of First Republic Investment Management, LLC (from 2016 to 2018), and Vice President, Senior Compliance Officer of Pacific Investment Management Company (from 2010 to 2016).

E. Lake Setzler III, 1967	Treasurer	2020	Managing Director and CFO of the Adviser (since 2022); and Treasurer of each FPA Fund. Formerly, Senior Vice President and Controller of the Adviser.
Rebecca D. Gilding, 1979	Secretary	2021

Vice President and Counsel, State Street Bank and Trust Company (since 2016); and Secretary of each FPA Fund (since 2019, except Bragg Capital Trust since 2020). Formerly, Assistant Vice President and Associate Counsel, Brown Brothers Harriman & Co. (2013 to 2016).

(1)  The address for each Officer (except Ms. Gilding) is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025. Ms. Gilding's address is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

FPA QUEENS ROAD SMALL CAP VALUE FUND

(Unaudited)

INVESTMENT ADVISER

First Pacific Advisors, LP
11601 Wilshire Boulevard, Suite 1200
Los Angeles, CA 90025

INVESTMENT SUB-ADVISER

Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

TRANSFER & SHAREHOLDER
SERVICE AGENT

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
or
235 West Galena Street
Milwaukee, WI 53212-3948
(800) 638-3060

Advisor Class:
TICKER SYMBOL: QRSAX
CUSIP: 104826300
Institutional Class:
TICKER SYMBOL: QRSIX
CUSIP: 104826409

CUSTODIAN AND ADMINISTRATOR

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212-3948

LEGAL COUNSEL

Dechert LLP
One Bush Street, Suite 1600
San Francisco, California 94104

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investor Class:
TICKER SYMBOL: QRSVX
CUSIP: 104826201

This report has been prepared for the information of shareholders of FPA QUEENS ROAD SMALL CAP VALUE FUND, and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. The financial information in this report has been taken from the records of the Fund without the examination of independent auditors.

A description of the policies and procedures that the Adviser uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, on the Fund's website at www.fpa.com or by calling (800) 982-4372 and on the Securities and Exchange Commission's website at www.sec.gov.

The Fund's complete proxy voting record for the 12 months ended June 30, 2021 is available without charge, upon request by calling (800) 982-4372 and on the SEC's website at www.sec.gov.

The Fund's schedule of portfolio holdings, filed the first and third quarter of the Fund's fiscal year on Form N-PORT with the SEC, is available on the SEC's website at www.sec.gov.

Additional information about the Fund is available online at www.fpa.com. This information includes, among other things, holdings, top sectors, and performance, and is updated on or about the 15th business day after the end of each quarter.

Distributor:

UMB DISTRIBUTION SERVICES, LLC

235 West Galena Street
Milwaukee, Wisconsin 53212

Semi-Annual Report

November 30, 2021

FPA Queens Road Value Fund

FPA QUEENS ROAD VALUE FUND
LETTER TO SHAREHOLDERS

Dear Shareholders:

FPA Queens Road Value Fund ("Fund") returned 2.74% in the first half of fiscal year 2022 (May 31, 2021 to November 30, 2021). This compares to a -0.85% return for the S&P 500 Value Index in the same period. The Fund's top five performing positions contributed 4.34% to the Fund's return while the bottom five detracted 1.72%.1

Symbol	Name	Performance Contribution	Average Percent of Portfolio	GICS Sector
Top 5
PFE-US	Pfizer Inc.	1.23%	3.28%	Health Care
DHR-US	Danaher Corporation	1.02%	4.52%	Health Care
ORCL-US	Oracle Corporation	0.76%	5.35%	Information Technology
ETN-US	Eaton Corp. Plc	0.68%	6.19%	Industrials
AMP-US	Ameriprise Financial, Inc.	0.64%	5.37%	Financials
Bottom 5
INTC-US	Intel Corporation	-0.47%	3.36%	Information Technology
DIS-US	Walt Disney Company	-0.45%	2.16%	Communication Services
FISV-US	Fiserv, Inc.	-0.38%	1.06%	Information Technology
MMM-US	3M Company	-0.27%	1.65%	Industrials
CLX-US	Clorox Company	-0.2%	2.12%	Consumer Staples

We post more extensive shareholder letters about the Fund and our broader market views at midyear and at year-end to our website.

Please see our website, fpa.com, for more detailed information about the Fund.

Respectfully,

Steve Scruggs
Portfolio Manager

December 23, 2021

1  Reflects the top five contributors and detractors to the Fund's performance based on contribution to return for the semi-annual period. Contribution is presented gross of investment management fees, transactions costs, and Fund operating expenses, which if included, would reduce the returns presented. Portfolio weights are shown as the average weight over the period. The information provided does not reflect all positions purchased, sold or recommended by FPA during the period. A copy of the methodology used and a list of every holding's contribution to the overall Fund's performance during the period is available by contacting FPA Client Service at crm@fpa.com. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities listed. GICS is Global Industry Classification Standard. Past performance is no guarantee, nor is it indicative, of future results.

1

FPA QUEENS ROAD VALUE FUND
LETTER TO SHAREHOLDERS

(Continued)

Important Disclosures

This update is for informational and discussion purposes only and does not constitute, and should not be construed as, an offer or solicitation for the purchase or sale of any securities, products or services discussed, and neither does it provide investment advice. Any such offer or solicitation shall only be made pursuant to the respective FPA Queens Road Fund's ("QR Funds") Prospectus, which supersedes the information contained herein in its entirety. This Commentary does not constitute an investment management agreement or offering circular. The information contained herein is not complete, may change, and is subject to, and is qualified in its entirety by, the more complete disclosures, risk factors, and other information contained in the respective QR Fund's Prospectus and Statement of Additional Information.

The statements contained herein reflect the opinions and views of the portfolio managers as of the date written, is subject to change without notice, and may be forward-looking and/or based on current expectations, projections, and/or information currently available. Such information may not be accurate over the long-term. These views may differ from other portfolio managers and analysts of the firm as a whole and are not intended to be a forecast of future events, a guarantee of future results or investment advice.

Portfolio composition will change due to ongoing management of the QR Funds. References to individual securities or sectors are for informational purposes only and should not be construed as recommendations by the QR Funds, the portfolio manager, the Adviser, the Sub-Adviser or the distributor. It should not be assumed that future investments will be profitable or will equal the performance of the security or sector examples discussed. The portfolio holdings as of the most recent quarter-end may be obtained at www.fpa.com.

Future events or results may vary significantly from those expressed and are subject to change at any time in response to changing circumstances and industry developments. The information and data contained herein is as of the date shown and has been prepared from sources believed reliable, but the accuracy and completeness of the information cannot be guaranteed and is not a complete summary or statement of all available data.

Certain statements contained in this presentation may be forward-looking and/or based on current expectations, projections, and information currently available. Actual events or results may differ from materially those we anticipate, or the actual performance of any investments described herein may differ from those reflected or contemplated in such forward-looking statements, due to various risks and uncertainties. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. Such statements may or may not be accurate over the long-term.

The reader is advised that the QR Fund's investment strategies include active management with corresponding changes in allocations from one period of time to the next. Therefore, any data with respect to investment allocations as of a given date is of limited use and may not be reflective of the portfolio manager's more general views with respect to proper geographic, instrument and /or sector allocations. The data is presented for indicative purposes only and, as a result, may not be relied upon for any purposes whatsoever.

In making any investment decision, you must rely on your own examination of the QR Funds, including the risks involved in an investment. Investments mentioned herein may not be suitable for all recipients and in each case, potential investors are advised not to make any investment decision unless they have taken independent advice from an appropriately authorized advisor. An investment in any security mentioned herein does not guarantee a positive return as securities are subject to market risks, including the potential loss of principal. You should not construe the contents of this document as legal, tax, investment or other advice or recommendations.

2

FPA QUEENS ROAD VALUE FUND
LETTER TO SHAREHOLDERS

(Continued)

QR Funds performance presented is calculated on a total return basis, which includes the reinvestment of all income, plus realized and unrealized gains/losses, if applicable. Unless otherwise indicated, performance results are presented on a net of fees basis and reflect the deduction of, among other things: management fees, brokerage commissions, operating and administrative expenses, and accrued performance fee/allocation, if applicable.

The information provided in this presentation is based upon data existing as of the date(s) of the report and has not been audited or reviewed. While we believe the information to be accurate, it is subject in all respects to adjustments that may be made after proper review and reconciliation.

Investments, including mutual fund investments, carry risks and investors may lose principal value. Capital markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Small and mid-cap stocks involve greater risks and they can fluctuate in price more than larger company stocks. Short-selling involves increased risks and transaction costs. You risk paying more for a security than you received from its sale. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

The FPA Queens Road Value Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization. All investment decisions are made at the discretion of the Portfolio Manager, in accordance with the then current Prospectus. Comparison to any index is for illustrative purposes only.

Value style investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio management team considers the true business value or because the portfolio management team has misjudged those values. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods.

Please refer to the respective QR Fund's Prospectus for a complete overview of the primary risks associated with each fund.

The FPA Funds are distributed by UMB Distribution Services, LLC, 235 W. Galena Street, Milwaukee, WI, 53212.

Index / Other Definitions

Comparison to any index is for illustrative purposes only and should not be relied upon as a fully accurate measure of comparison. The QR Funds will be less diversified than the indices noted herein and may hold non-index securities or securities that are not comparable to those contained in an index. Indices will hold positions that are not within the relevant QR Fund's investment strategy. Indices are unmanaged and do not reflect any commissions or other fees and expenses which would be incurred by an investor purchasing the underlying securities and would reduce performance for an investor. An investor cannot invest directly in an index

The S&P 500 Value Index measuring value stocks using ratios of book value, earnings, and sales to price.

The Global Industries Classification Standards, or GICS®, is a common global classification standard developed by S&P Dow Jones Indices and MSCI. The GICS structure consists of 11 Sectors, 24 Industry groups, 69 Industries and 158 sub-industries.

3

FPA QUEENS ROAD VALUE FUND

PORTFOLIO SUMMARY

November 30, 2021 (Unaudited)

Common Stocks		90.9%
Wealth Management	9.1%
Industrials	6.7%
Managed Care	6.4%
Communications Equipment	6.4%
Homebuilders	5.8%
P&C Insurance	5.7%
Infrastructure Software	5.7%
Electrical Components	5.3%
Life Science Equipment	5.1%
Consumer Finance	4.2%
Large Pharmaceuticals	4.2%
Diversified Banks	3.6%
Semiconductor Devices	3.2%
Application Software	2.9%
Specialty Pharmaceuticals	2.6%
Restaurants	2.6%
Institutional Trust Fiduciary & Custody	2.0%
Entertainment Content	1.9%
Rail Freight	1.8%
Household Products	1.6%
Apparel, Footwear & Accessory Design	1.5%
Industrial Distribution & Rental	1.3%
Packaged Food	1.3%
Technology Distributors	0.0%
Short-Term Investments		9.0%
Other Assets And Liabilities, Net		0.1%
Net Assets		100.0%

4

FPA QUEENS ROAD VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2021
(Unaudited)

COMMON STOCKS	Shares	Fair Value
WEALTH MANAGEMENT — 9.1%
Ameriprise Financial, Inc.	7,000	$2,027,200
T Rowe Price Group, Inc.	7,900	1,579,605
		$3,606,805
INDUSTRIALS — 6.7%
3M Co.	3,600	$612,144
General Dynamics Corp.	8,000	1,511,760
Ingersoll Rand, Inc.	9,000	525,060
		$2,648,964
MANAGED CARE — 6.4%
Anthem, Inc.	6,300	$2,559,249
COMMUNICATIONS EQUIPMENT — 6.4%
Cisco Systems, Inc.	37,500	$2,056,500
Verizon Communications, Inc.	10,000	502,700
		$2,559,200
HOMEBUILDERS — 5.8%
Allegion PLC (Ireland)	3,400	$420,376
Trane Technologies PLC (Ireland)	10,200	1,903,830
		$2,324,206
P&C INSURANCE — 5.7%
Berkshire Hathaway, Inc. Class A(a)	3	$1,250,628
Prudential Financial, Inc.	10,000	1,022,600
		$2,273,228
INFRASTRUCTURE SOFTWARE — 5.7%
Oracle Corp.	25,000	$2,268,500
ELECTRICAL COMPONENTS — 5.3%
Eaton Corp. PLC	13,000	$2,106,780
LIFE SCIENCE EQUIPMENT — 5.1%
Danaher Corp.	6,300	$2,026,332
CONSUMER FINANCE — 4.2%
American Express Co.	11,000	$1,675,300
LARGE PHARMACEUTICALS — 4.2%
Pfizer, Inc.	31,000	$1,665,630

5

FPA QUEENS ROAD VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2021
(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
DIVERSIFIED BANKS — 3.6%
JPMorgan Chase & Co.	9,000	$1,429,470
SEMICONDUCTOR DEVICES — 3.2%
Intel Corp.	26,000	$1,279,200
APPLICATION SOFTWARE — 2.9%
Fiserv, Inc.(a)	12,000	$1,158,240
SPECIALTY PHARMACEUTICALS — 2.6%
Merck & Co., Inc.	13,820	$1,035,256
RESTAURANTS — 2.6%
McDonald's Corp.	4,225	$1,033,435
INSTITUTIONAL TRUST FIDUCIARY & CUSTODY — 2.0%
Bank of New York Mellon Corp.	14,500	$794,455
ENTERTAINMENT CONTENT — 1.9%
Walt Disney Co.(a)	5,151	$746,380
RAIL FREIGHT — 1.8%
Union Pacific Corp.	3,000	$706,920
HOUSEHOLD PRODUCTS — 1.6%
Clorox Co.	4,000	$651,400
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.5%
VF Corp.	8,500	$609,705
INDUSTRIAL DISTRIBUTION & RENTAL — 1.3%
Raytheon Technologies Corp.	6,600	$534,072
PACKAGED FOOD — 1.3%
Mondelez International, Inc. Class A	9,000	$530,460

6

FPA QUEENS ROAD VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2021
(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
TECHNOLOGY DISTRIBUTORS — 0.0%
Hewlett Packard Enterprise Co.	100	$1,435
TOTAL COMMON STOCKS — 90.9% (Cost $12,352,374)		$36,224,622
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Treasury Plus Money Market Fund, 0.01%(b)	3,571,926	$3,571,926
TOTAL SHORT-TERM INVESTMENTS (Cost $3,571,926)		$3,571,926
TOTAL INVESTMENTS — 99.9% (Cost $15,924,300)		$39,796,548
Other assets and liabilities, net — 0.1%		39,622
NET ASSETS — 100.0%		$39,836,170

(a)  Non-income producing security.

(b)  Represents the 7-day effective yield as of November 30, 2021.

See accompanying Notes to Financial Statements.
7

FPA QUEENS ROAD VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2021
(Unaudited)

ASSETS
Investment securities — at fair value (identified cost $12,352,374)	$36,224,622
Short-term investments — at amortized cost (maturities 60 days or less)	3,571,926
Cash	9,880
Receivable for:
Dividends and interest	47,361
Due from Advisor	3,245
Capital Stock sold	100
Prepaid expenses and other assets	136
Total assets	39,857,270
LIABILITIES
Payable for:
Capital Stock repurchased	5,965
Accrued expenses and other liabilities	15,135
Total liabilities	21,100
NET ASSETS	$39,836,170
SUMMARY OF SHAREHOLDERS' EQUITY
Capital Stock — par value $0.001 per share; unlimited authorized shares; 1,327,379 outstanding shares	$1,327
Additional Paid-in Capital	9,339,479
Distributable earnings	30,495,364
NET ASSETS	$39,836,170
NET ASSET VALUE
Offering and redemption price per share	$30.01

See accompanying Notes to Financial Statements.
8

FPA QUEENS ROAD VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2021
(Unaudited)

INVESTMENT INCOME
Dividends	$360,783
Interest	141
Total investment income	360,924
EXPENSES
Advisory fees	197,915
Trustee fees and expenses	39,760
Transfer agent fees and expenses	26,831
Administrative services fees	25,569
Legal fees	17,189
Custodian fees	10,546
Filing fees	10,468
Reports to shareholders	9,932
Audit and tax services fees	8,396
Other professional fees	4,444
Other	4,951
Total expenses	356,001
Reimbursement from Adviser	(220,585)
Net expenses	135,416
Net investment income	225,508
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,745,322
Net change in unrealized appreciation (depreciation) of:
Investments	(2,064,543)
Net realized and unrealized gain	680,779
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$906,287

See accompanying Notes to Financial Statements.
9

FPA QUEENS ROAD VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$225,508	$584,817
Net realized gain	2,745,322	3,917,499
Net change in unrealized appreciation (depreciation)	(2,064,543)	7,967,599
Net increase in net assets resulting from operations	906,287	12,469,915
Distributions to shareholders	—	(2,406,390)
Capital Stock transactions:
Proceeds from Capital Stock sold	767,613	1,795,576
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	158,999
Cost of Capital Stock repurchased	(3,772,633)	(4,662,855)
Net decrease from Capital Stock transactions	(3,005,020)	(2,708,280)
Total change in net assets	(2,098,733)	7,355,245
NET ASSETS
Beginning of period	41,934,903	34,579,658
End of period	$39,836,170	$41,934,903
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of Capital Stock sold	16,847	69,863
Shares issued to shareholders upon reinvestment of dividends and distributions	—	6,430
Shares of Capital Stock repurchased	(125,228)	(181,032)
Change in Capital Stock outstanding	(108,381)	(104,739)

See accompanying Notes to Financial Statements.
10

FPA QUEENS ROAD VALUE FUND
FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021		2020(a)	2019(a)	2018(a)	2017(a)
Per share operating performance:
Net asset value at beginning of period	$29.21		$22.45		$22.67	$22.79	$21.69	$19.83
Income from investment operations:
Net investment income(b)	0.16		0.39		0.43	0.35	0.33	0.30
Net realized and unrealized gain on investment securities	0.64		7.99		0.20	0.94	1.70	2.66
Total from investment operations	0.80		8.38		0.63	1.29	2.03	2.96
Less distributions:
Dividends from net investment income	—		(0.48)		(0.37)	(0.34)	(0.29)	(0.33)
Distributions from net realized capital gains	—		(1.14)		(0.48)	(1.07)	(0.64)	(0.77)
Total distributions	—		(1.62)		(0.85)	(1.41)	(0.93)	(1.10)
Net asset value at end of period	$30.01		$29.21		$22.45	$22.67	$22.79	$21.69
Total investment return	2.74%		38.62%		2.41%	6.36%	9.25%	15.31%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$39,836		$41,935		$34,580	$39,423	$42,780	$42,820
Ratio of expenses to average net assets:
Before reimbursement from Adviser	1.71	%(c)	1.43%		0.95%	0.95%	0.95%	0.95%
After reimbursement from Adviser	0.65	%(c)	0.77	%(d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	0.02	%(c)	0.89%		1.84%	1.52%	1.43%	1.44%
After reimbursement from Adviser	1.08	%(c)	1.55%		1.84%	1.52%	1.43%	1.44%
Portfolio turnover rate	3%		—		1%	1%	—	8%

(a)  Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.

(b)  Per share amount is based on average shares outstanding.

(c)  Annualized.

(d)  Effective November 1, 2020, the Adviser has contractually agreed to limit the annual fund operating expenses to 0.65%. Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.
11

FPA QUEENS ROAD VALUE FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 2021
(Unaudited)

NOTE 1 — Significant Accounting Policies

The FPA Queens Road Value Fund (the "Fund"), is a diversified managed portfolio of Bragg Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management company. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks which are believed by First Pacific Advisors, L.P. (the "Adviser") and Bragg Financial Advisors, Inc. (the "Sub-Adviser") to be undervalued and have good prospects for capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  Security Valuation

The Fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America, ("U.S. GAAP"). The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.  Securities Transactions and Related Investment Income

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Market discounts and premiums on fixed income securities are amortized over the expected life of the securities using effective interest rate method. Realized gains or losses are based on the specific identification method. The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statement of operations.

C.  Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

D.  Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Fund has adopted the standard for the current fiscal year and the changes are incorporated into the financial statements.

12

FPA QUEENS ROAD VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

NOTE 2 — Risk Considerations

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Market Risk: Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Common Stocks and Other Securities: The prices of common stocks and other securities held by the Fund may decline in response to certain events taking place around the world, including; those directly involving companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. In addition, the emphasis on a value-oriented investment approach by the Fund's Sub-Adviser generally results in the Fund's portfolio being invested primarily in medium or smaller sized companies. Smaller companies may be subject to a greater degree of change in earnings and business prospects than larger, more established companies, and smaller companies are often more reliant on key products or personnel than larger companies. Also, securities of smaller companies are traded in lower volumes than those issued by larger companies and may be more volatile than those of larger companies. The Fund's foreign investments are subject to additional risks such as, foreign markets could go down or prices of the Fund's foreign investments could go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can also make foreign securities less liquid, more volatile and harder to value than U.S. securities. In light of these characteristics of smaller companies and their securities, the Fund may be subjected to greater risk than that assumed when investing in the equity securities of larger companies.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19. The global outbreak of COVID-19 in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. Similar consequences could arise as a result of the spread of other infectious diseases. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

NOTE 3 — Purchases and Sales of Investment Securities

Cost of purchases of investment securities (excluding short-term investments) aggregated $1,306,919 for the period ended November 30, 2021. The proceeds and cost of securities sold resulting in net realized gains of $2,745,322 aggregated $5,440,040 and $2,694,718, respectively, for the period ended November 30, 2021.

NOTE 4 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

13

FPA QUEENS ROAD VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cost of investment securities held at November 30, 2021 was $12,360,608 for federal income tax purposes. Gross unrealized appreciation and depreciation for all investment at November 30, 2021, for federal income tax purposes was $24,012,693 and $148,679, respectively resulting in net unrealized appreciation of $23,864,014. As of and during the period ended November 30, 2021, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

NOTE 5 — Advisory Fees and Other Affiliated Transactions

Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Fund, investment advisory services are provided to the Fund by the Adviser. Effective November 1, 2020, under terms of the Advisory Agreement, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund's first $50,000,000 of average daily net assets, and 0.95% of the Fund's average daily net assets over $50,000,000. The amount due (from) the Adviser at November 30, 2021, in the form of Accrued Advisory Fees, was $(3,245).

Prior to November 1, 2020, the Fund retained the Sub-Adviser as their investment adviser. Under the terms of the management agreement, the Sub-Adviser provided investment management and administrative services to the Fund. For its services as investment adviser prior to November 1, 2020, the Fund paid Operating Fees, computed daily and paid monthly at the annual rate of 0.95% of the Fund's first $250,000,000 of average daily net assets, 0.85% of the Fund's next $250,000,000 of average daily net assets, and 0.80% of the Fund's average daily net assets over $500,000,000. From these Operating Fees and its own resources, the Sub-Adviser was contractually obligated to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Fund. However, the agreement did not require the Sub-Adviser to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund. The Fund had no Operating Fees for the period ended November 30, 2021.

Pursuant to a written contract (the "Expense Limitation Agreement"), effective November 1, 2020, the Adviser has agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses, not incurred in the Fund's ordinary course of business, through October 31, 2023.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund's ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture. For the period ended November 30, 2021, the Adviser waived fees/reimbursed expenses of $220,585. This amount is subject to recapture by May 31, 2024.

Sub-Advisory Agreement — Effective November 1, 2020, the Adviser and the Trust engaged the Sub-Adviser. For its services, the Sub-Adviser receives a sub-advisory fee from the Adviser. The Sub-Adviser served as the investment adviser to the Fund until November 1, 2020.

14

FPA QUEENS ROAD VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the period ended November 30, 2021, the Fund paid aggregate fees and expenses of $39,760, to all Trustees who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser.

NOTE 6 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities' value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund's Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund's determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of November 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Wealth Management	$3,606,805	—	—	$3,606,805
Industrials	2,648,964	—	—	2,648,964
Managed Care	2,559,249	—	—	2,559,249
Communications Equipment	2,559,200	—	—	2,559,200
Homebuilders	2,324,206	—	—	2,324,206
P&C Insurance	2,273,228	—	—	2,273,228

15

FPA QUEENS ROAD VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Infrastructure Software	$2,268,500	—	—	$2,268,500
Electrical Components	2,106,780	—	—	2,106,780
Life Science Equipment	2,026,332	—	—	2,026,332
Consumer Finance	1,675,300	—	—	1,675,300
Large Pharmaceuticals	1,665,630	—	—	1,665,630
Diversified Banks	1,429,470	—	—	1,429,470
Semiconductor Devices	1,279,200	—	—	1,279,200
Application Software	1,158,240	—	—	1,158,240
Specialty Pharmaceuticals	1,035,256	—	—	1,035,256
Restaurants	1,033,435	—	—	1,033,435
Institutional Trust Fiduciary & Custody	794,455	—	—	794,455
Entertainment Content	746,380	—	—	746,380
Rail Freight	706,920	—	—	706,920
Household Products	651,400	—	—	651,400
Apparel, Footwear & Accessory Design	609,705	—	—	609,705
Industrial Distribution & Rental	534,072	—	—	534,072
Packaged Food	530,460	—	—	530,460
Technology Distributors	1,435	—	—	1,435
Short-Term Investment	—	$3,571,926	—	3,571,926
	$36,224,622	$3,571,926	—	$39,796,548

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended November 30, 2021.

The Fund did not hold derivatives as of November 30, 2021.

16

FPA QUEENS ROAD VALUE FUND
SHAREHOLDER EXPENSE EXAMPLE

November 30, 2021 (Unaudited)

Fund Expenses

Mutual fund shareholders generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds' transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 31, 2021	$1,000.00	$1,000.00
Ending Account Value November 30, 2021	$1,027.40	$1,021.81
Expenses Paid During Period*	$3.30	$3.29

*  Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period and prorated for the six-months ended November 30, 2021 (183/365 days).

17

FPA QUEENS ROAD VALUE FUND
PRIVACY POLICY

The following is the privacy notice of the mutual funds managed by First Pacific Advisors, LP ("FPA", and the mutual funds, the "FPA Funds"). A complete list of funds is provided below.

The FPA Funds take privacy seriously and consider privacy to be a fundamental aspect of its relationships with its former, prospective, and current investors. The FPA Funds are committed to maintaining the confidentiality, integrity and security of its former, current, and prospective investors' non-public personal information and other personal information. This privacy policy describes our privacy practices surrounding the collection and sharing of non-public personal information of current, former, and prospective investors.

Sources and Collection of Non-Public Personal Information

While providing investors and/or prospective investors (collectively, "investors") with products and services, the FPA Funds, and certain service providers, such as the FPA Fund's Transfer Agents and/or Administrators, may obtain non-public personal information about such investors, which may come directly from the investor or their intermediaries from sources such as: (i) account applications, subscription agreements and other forms, (ii) written, electronic or verbal correspondence, (iii) investor transactions, (iv) an investor's brokerage or financial advisory firm, financial advisor or consultant, and/or (v) from information captured on applicable websites, including information you may voluntarily provide when you subscribe to receive FPA's quarterly updates or request us to mail you information about the FPA Funds. In addition, the FPA Funds may collect additional non-public personal information from different sources, such as: (i) affiliates or their service providers; (ii) public websites or other publicly available sources such as government records; and/or (iii) from credit reporting agencies, sanctions screening databases, or from sources designed to detect and prevent fraud.

The non-public personal information collected about an investor may include: (i) identifiers and similar information such as the investor's name, address, tax identification number, birth date, driver's license number, and potentially email address and phone number (if provided); (ii) commercial information like an investment selection, beneficiary information, or transaction and account history with the FPA Funds; (iii) internet or other electronic network activity like interactions with the FPA website; and (iv) professional or employment-related information like an investor's occupation and job title.

Purpose for Collecting Non-Public Personal Information

We may collect or use all or a few of these categories of non-public personal information listed above for the following business or commercial purposes: (i) performing services on behalf of FPA or the FPA Funds, including, for example, maintaining or servicing accounts, providing customer service, processing transactions, verifying information, processing payments, or providing similar services; (ii) performing our contractual obligations, including providing updates on FPA Funds performance and other operational matters; (iii) detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, including, preventing fraud and conducting "Know Your Client," anti-money laundering, terrorist financing, and conflict checks; or (iv) enabling or effecting commercial transactions, including, using bank account details to remit funds and process distributions.

Disclosure of Non-Public Personal Information

The FPA Funds do not disclose any non-public personal information provided by investors or gathered by the FPA Funds to third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the FPA Funds. Non-affiliated companies may from time to time be used to provide certain services, such as maintaining investor accounts, preparing and mailing prospectuses, reports, account statements and other information, conducting Know Your Client reviews, performing checks

18

FPA QUEENS ROAD VALUE FUND
PRIVACY POLICY

(Continued)

against sanctions lists, and gathering shareholder proxies. In many instances, the investor will be a client of a third party, but the FPA Funds may also provide an investor's non-public personal information and account information to the investor's respective custodian, brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The FPA Funds reserve the right to report or disclose non-public personal information or account information to third parties in circumstances where the FPA Funds believe in good faith that disclosure is required or permitted under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by the FPA Funds in which an investor has invested. In addition, the FPA Funds may disclose information about an investor or an investor's accounts to a third party at the investor's request or direction or with the consent of the investor.

Rights to Limited Sharing

Federal law gives you the right to limit some but not all sharing of your nonpublic personal information. We do not: (i) share non-public personal information with non-affiliates to market to you; (ii) engage in joint marketing with non-affiliates; (iii) share non-public personal information with affiliates to market to you; or (iv) share non-public personal information about your creditworthiness with affiliates.

Procedures to Safeguard Private Information

The FPA Funds will take reasonable steps and use security measures appropriate to the nature of the information and that comply with applicable laws to protect investors' non-public personal information against unauthorized access and exfiltration, acquisition, theft, or disclosure. In addition to this policy, the FPA Funds have implemented internal procedures that are designed to help guard investors' personal data. Given the nature of information security, there is no guarantee that such safeguards will always be successful.

Changes to the Privacy Policy

From time to time, the FPA Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy will be updated.

FPA Funds

FPA Crescent Fund, FPA New Income, Inc., FPA Flexible Fixed Income Fund, FPA U.S. Core Equity Fund, Inc., FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, Source Capital, Inc.

Contact Us

Questions, comments, and requests regarding this privacy policy are welcomed and should be addressed to dataprotection@fpa.com.

Revised: January 2022

19

FPA QUEENS ROAD VALUE FUND
TRUSTEE AND OFFICER INFORMATION

(Unaudited)

Sandra Brown, Mark L. Lipson, Alfred E. Osborne, Jr., A. Robert Pisano, and Patrick B. Purcell are all Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (collectively, the "Independent Trustees"). Trustees serve until their resignation, removal or retirement. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (800) 982-4372.

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Trustee of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Sandra Brown, 1955	Trustee	2020	Consultant (since 2009). Formerly, CEO and President of Transamerica Financial Advisers, Inc. (1999-2009); President, Transamerica Securities Sales Corp. (1998-2009); Vice President, Bank of America Mutual Fund Administration (1990-1998). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2016). Trustee of Bragg Capital Trust (since 2020).	7	None
Mark L. Lipson, 1949	Trustee & Chairman	2020	Registered Investment Adviser, ML2 Advisors, LLC (since 2014). Formerly Managing Director, Bessemer Trust (2007-2014) and US Trust (2003-2006); Chairman and CEO of the Northstar Mutual Funds (1993-2001); and President and CEO of the National Mutual Funds (1988-1993). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2015). Trustee of Bragg Capital Trust (since 2020).	7	None
Alfred E. Osborne, Jr., 1944	Trustee	2020	Senior Associate Dean, (since July 2003), Interim Dean (July 2018-June 2019), Professor and Faculty Director, Price Center for Entrepreneurship and Innovation at the John E. Anderson School of Management at UCLA. Dr. Osborne has been at UCLA since 1972. Director/Trustee of FPA New Income, Inc. (since 1999), of FPA Funds Trust (since 2002), FPA U.S. Core Equity Fund, Inc. and Source Capital, Inc. (since 2013). Trustee of Bragg Capital Trust (since 2020).	7	Kaiser Aluminum, Wedbush Capital, and Waverley Capital Acquisition Corporation

20

FPA QUEENS ROAD VALUE FUND
TRUSTEE AND OFFICER INFORMATION (Continued)

(Unaudited)

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Trustee of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
A. Robert Pisano, 1943	Trustee	2020	Consultant (since 2012). Formerly, President and Chief Operating Officer of The Motion Picture Association of America, Inc. (October 2005-2011). Formerly, National Executive Director and Chief Executive Officer of The Screen Actors Guild (2001-2005). Director/Trustee of FPA U.S. Core Equity Fund, Inc. (since 2012), and of FPA Funds Trust, FPA New Income, Inc. and Source Capital, Inc. (since 2013). Trustee of Bragg Capital Trust (since 2020).	7	Resources Global Professionals
Patrick B. Purcell, 1943	Trustee	2020	Retired (since 2000). Formerly, Consultant to Paramount Pictures 1998-2000; Executive Vice President, Chief Financial and Administrative Officer of Paramount Pictures (1983-1998). Director/Trustee of FPA Funds Trust, FPA New Income, Inc., Source Capital, Inc., and FPA U.S. Core Equity Fund, Inc. (since 2012), and Trustee of Bragg Capital Trust (since 2020).	7	None
"Interested" Trustee(2)
J. Richard Atwood, 1960	Trustee	2020	Director and President of FPA GP, Inc., the General Partner of the Adviser (since 2018). Director/Trustee and President of each FPA Fund. Formerly, Managing Partner of the Adviser (2006-2018).	7	None

(1)  The address of each Trustee is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.

(2)  "Interested person" within the meaning of the 1940 Act by virtue of their affiliation with the Fund's Adviser.

21

FPA QUEENS ROAD VALUE FUND
TRUSTEE AND OFFICER INFORMATION (Continued)

(Unaudited)

Officers of the Fund. Officers of the Fund are elected annually by the Board.

Name, Address(1) and Year of Birth	Position with Fund	Year First Elected as Officer of the Fund	Principal Occupation(s) During the Past Five Years
J. Richard Atwood, 1960	President	2020	Director and President of FPA GP, Inc., the General Partner of the Adviser (since 2018). Director/Trustee and President of each FPA Fund. Formerly, Managing Partner of the Adviser (2006-2018).
Karen E. Richards, 1969	Chief Compliance Officer	2020

Chief Compliance Officer of the Adviser (since 2018); and Chief Compliance Officer of each FPA Fund (since 2019, except Bragg Capital Trust since 2020). Formerly, Deputy Chief Compliance Officer of First Republic Investment Management, LLC (from 2016 to 2018), and Vice President, Senior Compliance Officer of Pacific Investment Management Company (from 2010 to 2016).

E. Lake Setzler III, 1967	Treasurer	2020	Managing Director and CFO (since 2022) of the Adviser; and Treasurer of each FPA Fund. Formerly, Senior Vice President and Controller of the Adviser.
Rebecca D. Gilding, 1979	Secretary	2021

Vice President and Counsel, State Street Bank and Trust Company (since 2016); and Secretary of each FPA Fund (since 2019, except Bragg Capital Trust since 2020). Formerly, Assistant Vice President and Associate Counsel, Brown Brothers Harriman & Co. (2013 to 2016).

(1)  The address for each Officer (except Ms. Gilding) is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025. Ms. Gilding's address is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

22

FPA QUEENS ROAD VALUE FUND

(Unaudited)

INVESTMENT ADVISER

First Pacific Advisors, LP
11601 Wilshire Boulevard, Suite 1200
Los Angeles, CA 90025

INVESTMENT SUB-ADVISER

Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

TRANSFER & SHAREHOLDER SERVICE AGENT

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
or
235 West Galena Street
Milwaukee, WI 53212-3948
(800) 638-3060

CUSTODIAN AND ADMINISTRATOR

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212-3948

LEGAL COUNSEL

Dechert LLP
One Bush Street, Suite 1600
San Francisco, California 94104

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

This report has been prepared for the information of shareholders of FPA QUEENS ROAD VALUE FUND, and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. The financial information in this report has been taken from the records of the Fund without the examination of independent auditors.

A description of the policies and procedures that the Adviser uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, on the Fund's website at www.fpa.com or by calling (800) 982-4372 and on the Securities and Exchange Commission's website at www.sec.gov.

The Fund's complete proxy voting record for the 12 months ended June 30, 2021 is available without charge, upon request by calling (800) 982-4372 and on the SEC's website at www.sec.gov.

The Fund's schedule of portfolio holdings, filed the first and third quarter of the Fund's fiscal year on Form N-PORT with the SEC, is available on the SEC's website at www.sec.gov.

Additional information about the Fund is available online at www.fpa.com. This information includes, among other things, holdings, top sectors, and performance, and is updated on or about the 15th business day after the end of each quarter.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRAGG CAPITAL TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	February 4, 2022

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	February 4, 2022